CONSOLIDATED STATEMENTS OF INCOME - Southwest - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Regulated operations revenues	$ 2,199,682	$ 1,521,790	$ 1,350,585
Operating expenses:
Net cost of gas sold	799,060	430,907	342,837
Operations and maintenance	636,766	473,146	408,116
Depreciation and amortization	470,455	371,041	332,027
Taxes other than income taxes	93,383	80,343	63,460
Total operating expenses	4,984,407	3,310,904	2,875,869
Operating income (loss)	(24,398)	369,547	423,004
Other income and (expenses):
Net interest deductions	(242,750)	(119,198)	(111,477)
Other income (deductions)	(6,189)	(3,499)	(6,789)
Total other income and (expenses)	(248,939)	(122,697)	(118,266)
Income (loss) before income taxes	(273,337)	246,850	304,738
Income tax expense (benefit)	(75,653)	39,648	65,753
Net income (loss) attributable to Southwest Gas Holdings, Inc.	(203,290)	200,779	232,324
Southwest Gas Corporation
Regulated operations revenues	1,935,069	1,521,790	1,350,585
Operating expenses:
Net cost of gas sold	789,216	430,907	342,837
Operations and maintenance	491,928	438,550	406,382
Depreciation and amortization	263,043	253,398	235,295
Taxes other than income taxes	83,197	80,343	63,460
Total operating expenses	1,627,384	1,203,198	1,047,974
Operating income (loss)	307,685	318,592	302,611
Other income and (expenses):
Net interest deductions	(115,880)	(97,560)	(101,148)
Other income (deductions)	(6,884)	(4,559)	(6,590)
Total other income and (expenses)	(122,764)	(102,119)	(107,738)
Income (loss) before income taxes	184,921	216,473	194,873
Income tax expense (benefit)	30,541	29,338	35,755
Net income (loss) attributable to Southwest Gas Holdings, Inc.	$ 154,380	$ 187,135	$ 159,118